PAYDEN FUNDS

Payden High Income Fund – Investor Class

Supplement dated August 14, 2012 to Prospectus dated February 28, 2012

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Payden & Rygel, the investment adviser for the Payden High Income Fund, has announced that Jordan Lopez has been designated a portfolio manager for the Fund.

The paragraph on page 59 of the Prospectus dated February 28, 2012 for the Payden High Income Fund — Investor Class of Shares that discusses the portfolio managers for the Fund has been deleted and the following is substituted in its place:

High Income Fund. Sabur Moini is a Senior Vice President and portfolio manager. He has overall responsibility over the broad aspects of the Fund’s investments, and he and Jordan Lopez, a Vice President and portfolio Manager, deal with portfolio construction, broad security selection and risk assessment. Mr. Moini has been with Payden since 2000 and in the investment management business for 19 years. Mr. Lopez has been with Payden and in the investment management business since 2004.

PAYDEN FUNDS

Payden High Income Fund – Adviser Class

Supplement dated August 14, 2012 to Prospectus dated February 28, 2012

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Payden & Rygel, the investment adviser for the Payden High Income Fund, has announced that Jordan Lopez has been designated a portfolio manager for the Fund.

The paragraph on page 25 of the Prospectus dated February 28, 2012 for the Payden High Income Fund — Adviser Class of Shares that discusses the portfolio managers for the Fund has been deleted and the following is substituted in its place:

High Income Fund. Sabur Moini is a Senior Vice President and portfolio manager. He has overall responsibility over the broad aspects of the Fund’s investments, and he and Jordan Lopez, a Vice President and portfolio Manager, deal with portfolio construction, broad security selection and risk assessment. Mr. Moini has been with Payden since 2000 and in the investment management business for 19 years. Mr. Lopez has been with Payden and in the investment management business since 2004.